Purchase Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Purchase Obligations
Schedule of Other Financial Commitments

€ millions	2019	2018
Contractual obligations for acquisition of property, plant, and equipment and intangible assets	342	123
Other purchase obligations	2,251	2,010
Purchase obligations	2,592	2,133

Schedule of Maturities of Other Financial Commitments

€ millions	12/31/2019
Purchase Obligations
Due 2020	1,251
Due 2021 to 2024	1,298
Due thereafter	43
Total	2,592